Overview:	12 Months Ended
Dec. 31, 2024
Overview:
Overview:

Figures expressed in thousands of Mexican pesos (Ps.), thousands of US dollars (USD) and thousands of Colombian pesos (COP), except for number of shares, earnings per share and exchange rates

Note 1 - Overview:

Grupo Aeroportuario del Sureste, S. A. B. de C. V. (ASUR or the Company) is a Mexican company that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate, maintain and exploit nine airports in the Southeast of Mexico. The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. ASUR and its subsidiaries are collectively referred to as “the Company”, “ASUR” or “the Group”.

Aeropuerto de Cancun, S. A. de C. V. (Cancún Airport) has more than 95% stake in the following subsidiaries: Caribbean Logistic, S. A. de C. V., Cargo RF, S. A. de C. V and Cancún Airport Services, S. A. de C. V., companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, establishments and stores for the sale of all kinds of products.

On June 1998, the Mexican Department of Communications and Transportation (SCT by its Spanish acronym) granted Grupo Aeroporturario del Sureste, S. A. B. de C. V. (the Company) the nine concessions to administrate, operate, exploit and develop the nine Southeast airports over a period of 50 years commencing on November 1, 1998. Pursuant to the Mexican General Law of National Assets; all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. The term of the concessions may be extended by the parties under certain circumstances, in accordance with Article 15 of the Airports Law that establishes, among other things that 1) it had fulfilled the conditions set out in the respective title, 2) if requested before the five years of the concession’s validity begun and 3) accept the new conditions.

Notwithstanding the Companyʼs rights to administer, operate, exploit, develop and, if applicable, build the nine airports pursuant to the Mexican General Law of National Assets; all the land, furniture and permanent fixed assets located in the airports are the property of the Mexican federal government. Upon expiration of the Companyʼs concessions, these assets, including any improvements made during the term of the concessions, automatically revert to the Mexican federal government.

Through its subsidiary Cancún Airport, the Company holds 60% in Aerostar Airport Holding, LLC (Aerostar), which operates and manages Aeropuerto Internacional Luis Muñoz Marin (LMM Airport) in San Juan de Puerto Rico, and 100% the shares of Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), domiciled in the city of Medellín, Colombia, who operates and administrate through a single concession (contract 8000011-OK) the following six Airports: Airport Olaya Herrera Medellín, Airport José María Córdoba from Rionegro, Airport El Caraño from Quibdó, Airport Los Garzones from Montería, Airport Antonio Roldán Betancourt from Carepa and Airport Las Brujas in Corozal.

At December 31, 2022, the Companyʼs outstanding capital stock was held by the investing public (60.63%), and has been listed in New York (NYSE) and México (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) 7.65%, CHAPF Holdings, S. A. P. I. de C. V. 19.41%, Inversiones Productivas Kierke, S. A. de C. V. 12.31%. Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.

At December 31, 2023 and 2024, the Companyʼs outstanding capital stock was held by the investing public (58.02% and 57.02%, respectively) listed in New York (NYSE) and México (BMV), Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V. (ITA) (7.65)% in both years, CHAPF Holdings, S. A. P. I. de C. V. 20.67% and 21.67%, in 2023 and 2024, respectively, Inversiones Productivas Kierke, S. A. de C. V. 12.33% in both years, and Grupo ADO, S. A. de C. V. 1.33% in both years. Shareholding is divided amongst different shareholders, without there being an individual or a particular group that controls the Company directly.